Plan Description	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
Plan Description

Note 1 - Plan Description

The following description of the Ennis, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering substantially all employees of Ennis, Inc. (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”) and the Internal Revenue Code (“IRC”).

The Plan was formed February 1, 1994 and has been restated to conform with ERISA and IRC regulations. The Plan is sponsored and administered by the Company, acting by and through the Retirement Committee. At December 31, 2025 and 2024, the Plan’s assets were held by Matrix Trust Company (the “Custodian”). The Plan's record-keeper is One American Retirement Services LLC ("OARS"). On January 2, 2025 Voya Financial, Inc. completed its acquisition of One America Retirement Services LLC.

During 2025, the Company acquired Northeastern Envelope Company, Envelope Superstore, and CFC Print and Mail and their respective plans were terminated, and the employees had the option to rollover their participant balances into the Plan.

Eligibility

Employees age 18 and older of the Company are eligible to participate in the Plan and receive matching contributions the first of the month after completing 60 days of service, as defined by the Plan.

Employees are eligible to receive discretionary profit-sharing contributions, if granted, after completing 1,000 hours within their first 12 months of service.

Contributions

Participants may make voluntary contributions to the Plan ranging from 1% to 100% of eligible pay subject to the Internal Revenue Service (“IRS”) annual limitations. The Plan allows catch-up contributions (within the meaning of Section 414(v) of the IRC) for participants who have reached age 50 by the end of the plan year. The Plan also allows rollovers of distributions from other qualified plans.

The Company makes discretionary matching contributions at a rate determined by the Plan Sponsor for certain employees not enrolled in the Pension Plan for the Employees of Ennis, Inc. The total matching contributions are not to exceed $2,500 annually.

Eligibility for employer contributions depends on the participant’s employment location as defined in the Plan document. The Plan automatically enrolls all newly eligible participants into the Plan at a 4% deferral rate.

In addition, each year, the Company may at its discretion, make profit sharing contributions for the plan year not to exceed certain limitations prescribed by the IRC. During 2025, the Company declared a discretionary profit-sharing contribution of $126,249 on behalf of the employees of Northstar Computer Forms, Inc. in accordance with its original plan. This contribution was contributed to the Plan in 2026. During 2025, the Company contributed $149,209 which was declared in 2024.

Note 1 - Plan Description – (Continued)

Participant accounts

Each participant’s account is credited with the participant’s contribution, any employer contributions, and Plan earnings or losses and is reduced for any benefit payments and administrative expenses. Plan earnings or losses are allocated to each participant's account based on the ratio of the participant's account balance and share of net earnings or losses of their respective investment options. Allocations are determined in accordance with the benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested interest in his or her account.

Vesting

Participants are immediately vested in their salary deferrals, rollover contributions, and employer matching contributions. Profit sharing contributions vest over a 5-year graded vesting schedule as defined in the Plan document. Special vesting schedules ranging from 3 to 6 years apply to certain employees based on their location as defined in the Plan document.

Notes receivable from participants

Under provisions of the Plan, participants are allowed to borrow from their Plan accounts. The maximum amount that a participant may borrow is the lesser of (i) 50% of their total vested account balance or (ii) $50,000 less the highest loan balance outstanding. Note repayments are made in equal installments through payroll deductions generally over a term not to exceed five years. All notes are considered a directed investment from the participant’s Plan account with all payments of principal and interest credited to the participant’s account. A maximum number of one outstanding note is allowed per individual. The minimum note is $1,000 and there is a $100 set-up fee payable for each note. The interest rate is determined based on the prime rate as determined by the Plan’s Trustee plus 1%.

Payment of benefits

Upon termination of service, financial hardship, retirement, or disability, the participant or their beneficiary has the option to withdraw qualified amounts up to the participant’s vested account balance. A participant may elect to withdraw all or a portion of their vested account balance while employed after reaching age 59 ½.

Administrative expenses

Administrative expenses which are not paid by the Plan Sponsor are paid by the Plan.